Investment Portfolioas of May 31, 2024 (Unaudited)
DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 95.6%
New York 92.2%
Albany, NY, Airport Authority Revenue:
Series B, AMT, 5.0%, 12/15/2025	1,400,000	1,420,226
Series B, AMT, 5.0%, 12/15/2026	500,000	512,444
Albany, NY, Capital Resource Corp., National Charter School Revenue, Equitable School Revolving Fund LLC:
Series D, 4.0%, 11/1/2046	1,500,000	1,403,794
Series D, 4.0%, 11/1/2051	1,000,000	907,339
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Faculty- Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,030,161
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AGMC	1,250,000	1,164,535
Broome County, NY, Local Development Corp., Revenue, Good Shepherd Village at Endwell Obligated Group, 4.0%, 7/1/2041	1,000,000	828,397
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,000,000	847,379
Series A, 4.0%, 11/1/2045	1,000,000	800,668
City of Long Beach, NY, General Obligation, Series B, 5.25%, 7/15/2042, INS: BAM	650,000	694,185
Dutchess County, NY, Local Development Corp. Revenue, Culinary Institute Of America Project:
4.0%, 7/1/2036	200,000	189,776
4.0%, 7/1/2037	200,000	187,187
4.0%, 7/1/2038	200,000	183,311
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/1/2035, GTY: Goldman Sachs Group, Inc.	5,000,000	5,680,023
Long Island, NY, Electric System Revenue, Power Authority:
Series B, 5.0%, 9/1/2036	1,000,000	1,028,281
5.0%, 9/1/2039	1,000,000	1,057,847
Series E, 5.0%, 9/1/2053	1,000,000	1,073,135
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,574,262
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	872,565
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,167,150
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	1,003,944
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 4.0%, 7/1/2050	1,000,000	948,479
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: BAM	2,000,000	2,017,053
New York, Brookhaven Local Development Corp., Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,224,971
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,518,208
New York, Build New York City Resource Corp. Revenue, Academic Leadership Charter School Project, 4.0%, 6/15/2036	720,000	670,827
New York, Build New York City Resource Corp. Revenue, Classical Charter School Project, Series A, 4.75%, 6/15/2053	850,000	803,437
New York, Build New York City Resource Corp. Revenue, East Harlem Scholars Obligated Group, 144A, 5.75%, 6/1/2042	1,000,000	1,041,057

New York, Build New York City Resource Corp. Revenue, KIPP NYC Public School Facilities, 5.25%, 7/1/2052	1,000,000	1,022,681
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	956,792
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	919,246
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	750,000	753,577
New York, General Obligation, Series B, 5.0%, 3/15/2041	1,000,000	1,109,427
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	1,500,000	1,529,238
New York, Hudson Yards Infrastructure Corp., Series A, 5.0%, 2/15/2039	2,000,000	2,061,760
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “3”, 2.8%, 9/15/2069	2,750,000	2,445,945
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 3.41% (a), 6/7/2024, LOC: TD Bank NA	195,000	195,000
Series 2012-G1, 4.0% (a), 6/3/2024, LOC: Barclays Bank PLC	150,000	150,000
Series E-1, 4.0% (a), 6/3/2024, LOC: Barclays Bank PLC	1,400,000	1,400,000
Series B, 4.0%, 11/15/2034	3,500,000	3,446,749
Series D1, 5.0%, 11/15/2043	1,000,000	1,045,063
Series A2, 5.0% (b), 11/15/2045	2,665,000	2,833,009
New York, State Dormitory Authority Revenue, Institute of Technology, 5.25%, 7/1/2054	750,000	788,277
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph's College:
Series A, 4.0%, 7/1/2031	500,000	464,767
Series A, 4.0%, 7/1/2032	500,000	459,735
Series A, 4.0%, 7/1/2033	500,000	455,087
Series A, 4.0%, 7/1/2035	500,000	445,877
Series A, 5.0%, 7/1/2030	500,000	496,811
New York, State Dormitory Authority Revenue, Non State Supported Debt, Teacher's College, 5.0%, 7/1/2052	1,500,000	1,575,905
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Iona College, Series A, 5.0%, 7/1/2051	500,000	486,397
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	2,747,717
New York, State Dormitory Authority Revenue, State University:
Series A, 5.0%, 7/1/2048	1,145,000	1,172,886
Series A, Prerefunded, 5.0%, 7/1/2048	855,000	910,433
Series A, 5.0%, 7/1/2053	835,000	881,469
New York, State Dormitory Authority Revenue, Wagner College, 5.0%, 7/1/2047	2,000,000	1,942,532
New York, State Dormitory Authority Revenue, Yeshiva University, Series A, 5.0%, 7/15/2037	1,500,000	1,541,941
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.0%, 5/1/2030	1,500,000	1,511,482
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health System, Series A, 5.0%, 5/1/2052	1,000,000	1,035,898
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, Series A, 5.0%, 7/1/2033	360,000	368,284
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,019
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School, Series A, 4.0%, 7/1/2052	1,500,000	1,334,732
New York, State Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	1,855,000	1,922,477
New York, State Dormitory Authority, Non-State Supported Debt, Series A, 5.25%, 10/1/2050, INS: AGMC	1,100,000	1,178,403
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.25%, 3/15/2052	1,500,000	1,631,988

New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2049	1,500,000	1,416,428
Series A, 5.0%, 3/15/2045	2,835,000	2,931,808
New York, State Environmental Facilities Corp. Revenue, Clean Water & Drinking Water, Series A, 5.25%, 6/15/2053	1,000,000	1,092,592
New York, State Environmental Facilities Corp., Casella Waste Systems Inc., Series R-2, 144A, AMT, 5.125% (b), 9/1/2050, GTY: Casella Waste Systems, Inc.	250,000	255,762
New York, State Housing Finance Agency Revenue, Series C-2, 3.8% (b), 11/1/2062	1,000,000	977,823
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,683,461	1,231,438
New York, State Liberty Development Corp. Revenue, A World Trade Center Project:
Series A, 1.9%, 11/15/2031	200,000	163,228
“1", Series A, 3.0%, 9/15/2043	2,000,000	1,566,491
“3", Series A, 3.5%, 9/15/2052	1,000,000	784,204
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	535,000	519,219
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	810,469
New York, State Power Authority Revenue, Green Transmission Project:
Series A, 4.0%, 11/15/2042, INS: AGMC	335,000	332,349
Series A, 5.25%, 11/15/2040, INS: AGMC	450,000	515,443
Series A, 5.25%, 11/15/2041, INS: AGMC	400,000	455,724
Series A, 5.25%, 11/15/2043, INS: AGMC	500,000	563,261
New York, State Thruway Authority, Series P, 5.25%, 1/1/2054	2,000,000	2,183,586
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	438,649
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal:
AMT, 4.0%, 10/1/2030	1,000,000	994,301
AMT, 6.0%, 4/1/2035	600,000	682,154
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	934,768
AMT, 6.0%, 6/30/2054	3,000,000	3,290,785
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	1,700,000	1,653,367
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
Series A, AMT, 5.0%, 12/1/2034	105,000	110,462
Series A, AMT, 5.0%, 12/1/2036	275,000	288,102
AMT, 5.0%, 12/1/2041	1,525,000	1,582,816
New York, State Urban Development Corp., Personal Income Tax Revenue, Series E4, 3.0%, 3/15/2048	2,000,000	1,495,480
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2054	2,000,000	2,115,421
New York, Suffolk Regional Off-Track Betting Co., 6.0%, 12/1/2053	1,000,000	1,035,052
New York, Transportation Development Corp. Special Facility Revenue, Series C, 5.0%, 12/1/2035	575,000	616,438
New York, Triborough Bridge & Tunnel Authority Revenue, Series B, 4.0% (a), 6/3/2024, LOC: TD Bank NA	400,000	400,000
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 5.0%, 5/15/2047	3,000,000	3,188,814
Series A, 5.0%, 11/15/2049	660,000	691,613
Series A, 5.0%, 5/15/2054	1,500,000	1,600,434
Series A, 5.0%, 11/15/2056	1,000,000	1,044,662
Series B, 5.25%, 5/15/2054	1,000,000	1,091,402
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	1,500,000	1,270,153
New York City, NY, General Obligation, Series A, 5.0%, 8/1/2051	2,000,000	2,131,828
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-2, 3.73% (b), 5/1/2063	1,000,000	990,284

New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AGMC	1,000,000	947,714
New York City, NY, Municipal Water Finance Authority Revenue, Series DD, 5.25%, 6/15/2046	2,000,000	2,191,894
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series AA-1, 5.25%, 6/15/2053	1,000,000	1,087,173
Series BB-1, 5.25%, 6/15/2054	2,000,000	2,171,628
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A3, 3.0%, 5/1/2045	3,000,000	2,309,425
Series F-1, 5.0%, 2/1/2043	585,000	628,460
Series A, 5.0%, 5/1/2053	2,000,000	2,118,744
Series G-1, 5.25%, 5/1/2051	1,000,000	1,091,334
Series F-1, 5.25%, 2/1/2053	2,000,000	2,174,506
New York Counties, NY, Tobacco Trust IV, Series A, 5.0%, 6/1/2051	2,000,000	1,794,587
New York, NY, General Obligation:
Series B-1, 5.25%, 10/1/2043	1,000,000	1,095,832
Series C, 5.25%, 3/1/2053	1,500,000	1,631,786
Series D-1, 5.5%, 5/1/2044	285,000	315,532
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	342,322
Series A, AMT, 5.0%, 4/1/2038	600,000	610,938
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	290,099
Series B, 4.0%, 7/1/2040	290,000	255,712
5.0%, 7/1/2046	450,000	438,525
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (c)	1,400,000	840,000
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,022,036
Port Authority of New York & New Jersey:
Series 195, AMT, 5.0%, 10/1/2026	1,125,000	1,152,843
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	3,617,979
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,039,976
Series 193, AMT, 5.0%, 10/15/2035	3,000,000	3,023,905
Series 242, AMT, 5.0%, 12/1/2044	1,695,000	1,772,986
Suffolk County, NY, Tobacco Asset Securitization Corp., Series A2, 4.0%, 6/1/2050	1,000,000	876,509
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	2,879,404
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.0%, 5/15/2045	3,000,000	3,233,148
Series A-1, 5.25%, 5/15/2059	2,000,000	2,160,750
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	405,000	434,077
Series A, 5.0%, 9/1/2031	1,855,000	1,979,963
Westchester County, NY, Local Development Corp., Westchester Medical Center Obligated Revenue, 5.75%, 11/1/2048, INS: AGMC	1,000,000	1,127,829
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,794,040
Western Nassau County, NY, Water Authority:
Series A, 4.0%, 4/1/2046	300,000	280,665
Series A, 4.0%, 4/1/2051	600,000	548,331
Yonkers, NY, Economic Development Corp., Educational Revenue, Charter School of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	625,698
Series A, 5.0%, 10/15/2050	325,000	316,163
Series A, 5.0%, 10/15/2054	465,000	446,056
Yonkers, NY, General Obligation, Series F, 5.0%, 11/15/2038, INS: BAM	600,000	657,604
Yonkers, NY, Industrial Development Agency, New Community School Project, 4.0%, 5/1/2046	2,655,000	2,478,420
		176,343,648

Guam 1.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2045	1,000,000	1,056,661
Series A, 5.0%, 1/1/2050	145,000	147,655
Guam, International Airport Authority Revenue, Series A, 3.839%, 10/1/2036	400,000	333,917
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	210,000	214,561
Series A, 5.0%, 10/1/2038	190,000	193,601
Series A, 5.0%, 10/1/2040	135,000	137,035
		2,083,430
Puerto Rico 2.3%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	415,135	385,879
Series A1, 4.0%, 7/1/2046	515,217	465,981
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	925,000	966,041
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	8,000,000	2,562,422
		4,380,323
Total Municipal Investments (Cost $191,601,780)		182,807,401

	Shares	Value ($)

Closed-End Investment Companies 3.4%
Nuveen New York AMT-Free Quality Municipal Income Fund (Cost $5,724,091)	598,900	6,426,197

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $197,325,871)	99.0	189,233,598
Other Assets and Liabilities, Net	1.0	1,957,090
Net Assets	100.0	191,190,688
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2024.
Date shown reflects the earlier of demand date or stated maturity date.

(b)
Variable or floating rate security. These securities are shown at their current rate as of May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Defaulted security or security for which income has been deemed uncollectible.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.

BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$182,807,401	$—	$182,807,401
Closed-End Investment Companies	6,426,197	—	—	6,426,197
Total	$6,426,197	$182,807,401	$—	$189,233,598

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DNYTF-PH3
R-080548-2 (1/25)